Impairment Charges and Reversals - Sensitivity (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Increase through change in discount rate, impairments	$ 69
Decrease through change in discount rate, impairments	(65)
Five percent increase through change in forward price estimates, Impairments	(268)
Five percent decrease through change in forward price estimates, Impairments	268
One percent increase through change in discount rate, impairment reversal	(72)
One percent decrease through change in discount rate, impairment reversal	14
Five percent increase through change in forward price estimates, impairment reversal	168
Five percent decrease through change in forward price estimates, impairment reversal	$ (342)